Stock-Based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of Options
Outstanding, beginning balance (in shares) | shares	44,102,582
Options granted (in shares) | shares	3,441,481
Options exercised (in shares) | shares	(1,815,117)
Options cancelled or forfeited (in shares) | shares	(7,608,884)
Options expired (in shares) | shares	(3,013,619)
Outstanding, ending balance (in shares) | shares	35,106,443
Vested and exercisable (in shares) | shares	30,133,812
Options expected to vest (in shares) | shares	4,972,966
Options vested and expected to vest (in shares) | shares	35,106,778
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 2.77
Options granted (in dollars per share) | $ / shares	1.12
Options exercised (in dollars per share) | $ / shares	0.14
Options cancelled or forfeited (in dollars per share) | $ / shares	6.48
Options expired (in dollars per share) | $ / shares	0.90
Outstanding, ending balance (in dollars per share) | $ / shares	1.51
Vested and exercisable (in dollars per share) | $ / shares	1.52
Options expected to vest (in dollars per share) | $ / shares	1.44
Options vested and expected to vest (in dollars per share) | $ / shares	$ 1.51
Outstanding, intrinsic value | $	$ 101,900
Vested and exercisable, intrinsic value | $	217,600
Options expected to vest, intrinsic value | $	300
Options vested and expected to vest, intrinsic value | $	$ 45,300
Outstanding, weighted average remaining term	6 years 1 month 6 days
Vested and exercisable, weighted average remaining term	4 years 10 months 24 days
Options expected to vest, weighted average remaining term	8 years 4 months 24 days
Options vested and expected to vest, weighted average remaining term	6 years 1 month 6 days